Material Related Party Transactions - Details of Significant Transactions with Related Parties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Acquisition of a subsidiary	¥ 47	¥ 400
Acquisition of property, plant and equipment		56
CSAH and its affiliates [member] | Charter flight and pallet income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions			¥ 19
CSAH and its affiliates [member] | Cargo handling income and rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	3	6	1
CSAH and its affiliates [member] | Aviation material sales income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	4
CSAH and its affiliates [member] | Rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	7
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	1	1	2
CSAH and its affiliates [member] | Cargo handling charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	112	117	109
CSAH and its affiliates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	44	99	98
CSAH and its affiliates [member] | Maintenance material purchase expense and lease charges for aviation material [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	43
CSAH and its affiliates [member] | Software service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	4
CSAH and its affiliates [member] | Air catering supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	125	124	100
CSAH and its affiliates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	1,537	1,877	1,324
CSAH and its affiliates [member] | Lease charges for land and buildings [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	189	193	193
CSAH and its affiliates [member] | Handling charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions		60	114
CSAH and its affiliates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	72	70	73
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	12	14	6
CSAH and its affiliates [member] | Finance lease of aircraft [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	6,831
Joint ventures and associates [member] | Rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	27	37	37
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	3	4	3
Joint ventures and associates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	2,424	2,032	1,714
Joint ventures and associates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	26
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	6	3	4
Joint ventures and associates [member] | Maintenance material purchase expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	68	41	29
Joint ventures and associates [member] | Flight simulation service charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	194	342	324
Joint ventures and associates [member] | Training expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	36	110	112
Joint ventures and associates [member] | Ground service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	123	120	119
Joint ventures and associates [member] | Air catering supplies [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	26	23	23
Services received related party transactions	109	115	108
Joint ventures and associates [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	74	71	67
Joint ventures and associates [member] | Maintenance material sales and handling income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	28	10
Joint ventures and associates [member] | Disposal of equipment [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions		39
Joint ventures and associates [member] | Entrustment income for advertising media business [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	20	22	21
Joint ventures and associates [member] | Repairing income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	1	12	12
Joint ventures and associates [member] | Commission income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	26	26	17
Joint ventures and associates [member] | Ground service income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	10	9	8
Joint ventures and associates [member] | Labor service income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	15
Other related companies [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	4
Other related companies [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	10	9
Other related companies [member] | Air tickets income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	6	9	10
Other related companies [member] | Computer reservation services [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	576	523	¥ 515
Other related companies [member] | Aviation supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	39	¥ 36
Other related companies [member] | Canteen service [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	¥ 15